Summary of Significant Accounting Policies - Schedule of Revenues by Customer Location (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 12,588,263	$ 13,386,367
Singapore [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	9,250,107	10,047,638
Hong Kong S.A.R. [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	1,892,510	1,909,464
Other Countries [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 1,445,646	$ 1,429,265